FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
12.
FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

As of December 31, 2020 and 2021, available-for-sale investments recorded in short-term and long-term investments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair value measurement as of December 31, 2021
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	2,199,372	—	2,199,372
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	—	—	—
Total	—	2,199,372	—	2,199,372

12.
FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2020
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	104,259	6,623,234	—	6,727,493
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	525,373	—	525,373
Total	104,259	7,148,607	—	7,252,866

The Group’s available-for-sale debt investments as of December 31, 2020 and 2021 mainly consists of wealth management products purchased from banks. Some of those products are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. Other products are valued based on quoted prices in active markets, and accordingly the Group classified these assets as Level 1.

A summary of available-for-sale investments during the years ended December 31, 2020 and 2021 is presented as below:

	As of December 31, 2021
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	2,203,630	—	4,258	—	2,199,372
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	—	—	—	—
Total	2,203,630	—	4,258	—	2,199,372

12.
FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	As of December 31, 2020
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	6,726,150	1,343	—	—	6,727,493
Long-term investments:
Available-for-sale debt investments
- Wealth management products	522,000	3,373	—	—	525,373
Total	7,248,150	4,716	—	—	7,252,866

As of December 31, 2021, the fair value of available-for-sale investments by contractual maturity was RMB2,199,372 within one year, nil within two to three years.

Measured at fair value on a non-recurring basis

Property, plant and software, goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized, which is disclosed in note 6, 9 and 10, respectively.